Northwestern Mutual Series Fund, Inc.
Supplement Dated October 15, 2026 to the
Statutory Prospectus Dated May 1, 2026, as previously supplemented
The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2026 (the “Prospectus”). You should read this Supplement together with the Prospectus.
Portfolio Managers Update – Active/Passive Very Aggressive Portfolio, Active/Passive Aggressive Portfolio, Active/Passive Moderate Portfolio, Active/Passive Balanced Portfolio, Active/Passive Conservative Portfolio (the “Portfolios”)
Rodney Schmucker, Senior Research & Portfolio Analyst of MSA, has announced his plans to retire. As a result, he will no longer serve as a portfolio manager for the Portfolios effective December 31, 2026. As of January 1, 2027, Kevin Barberio will join James Fleming, Brent G. Schutte, and Garrett D. Aird as a portfolio manager. Accordingly, as of January 1, 2027, the following changes are made:
The “Portfolio Managers” information set forth in the “Summary - PORTFOLIO MANAGEMENT” section for the Active/Passive Very Aggressive Portfolio is hereby deleted and replaced with the following:
“Portfolio Managers:  James Fleming, CFA, Portfolio Manager of MSA, joined MSA in 2008 and has managed the Portfolio since May 2025.
Brent G. Schutte, CFA, Chief Investment Officer of MSA, joined MSA in 2021 and has managed the Portfolio since May 2025.
Garrett D. Aird, CFA, Vice President of MSA, joined MSA in 2021 and has managed the Portfolio since May 2025.
Kevin Barberio, CFA, Senior Research & Portfolio Analyst of MSA, joined MSA in 2021 and has managed the Portfolio since January 2027.”
The “Portfolio Managers” information set forth in the “Summary - PORTFOLIO MANAGEMENT” section for the Active/Passive Aggressive Portfolio is hereby deleted and replaced with the following:
“Portfolio Managers:  James Fleming, CFA, Portfolio Manager of MSA, joined MSA in 2008 and has managed the Portfolio since May 2025.
Brent G. Schutte, CFA, Chief Investment Officer of MSA, joined MSA in 2021 and has managed the Portfolio since May 2025.
Garrett D. Aird, CFA, Vice President of MSA, joined MSA in 2021 and has managed the Portfolio since May 2025.
Kevin Barberio, CFA, Senior Research & Portfolio Analyst of MSA, joined MSA in 2021 and has managed the Portfolio since January 2027.”

The “Portfolio Managers” information set forth in the “Summary - PORTFOLIO MANAGEMENT” section for the Active/Passive Moderate Portfolio is hereby deleted and replaced with the following:
“Portfolio Managers:  James Fleming, CFA, Portfolio Manager of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.
Brent G. Schutte, CFA, Chief Investment Officer of MSA, joined MSA in 2021 and has managed the Portfolio since January 2022.
Garrett D. Aird, CFA, Vice President of MSA, joined MSA in 2021 and has managed the Portfolio since January 2022.
Kevin Barberio, CFA, Senior Research & Portfolio Analyst of MSA, joined MSA in 2021 and has managed the Portfolio since January 2027.”
The “Portfolio Managers” information set forth in the “Summary - PORTFOLIO MANAGEMENT” section for the Active/Passive Balanced Portfolio is hereby deleted and replaced with the following:
“Portfolio Managers:  James Fleming, CFA, Portfolio Manager of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.
Brent G. Schutte, CFA, Chief Investment Officer of MSA, joined MSA in 2021 and has managed the Portfolio since January 2022.
Garrett D. Aird, CFA, Vice President of MSA, joined MSA in 2021 and has managed the Portfolio since January 2022.
Kevin Barberio, CFA, Senior Research & Portfolio Analyst of MSA, joined MSA in 2021 and has managed the Portfolio since January 2027.”
The “Portfolio Managers” information set forth in the “Summary - PORTFOLIO MANAGEMENT” section for the Active/Passive Conservative Portfolio is hereby deleted and replaced with the following:
“Portfolio Managers:  James Fleming, CFA, Portfolio Manager of MSA, joined MSA in 2008 and has managed the Portfolio since May 2025.
Brent G. Schutte, CFA, Chief Investment Officer of MSA, joined MSA in 2021 and has managed the Portfolio since May 2025.
Garrett D. Aird, CFA, Vice President of MSA, joined MSA in 2021 and has managed the Portfolio since May 2025.
Kevin Barberio, CFA, Senior Research & Portfolio Analyst of MSA, joined MSA in 2021 and has managed the Portfolio since January 2027.”

In addition, the following text replaces the information that appears in the Prospectus under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Active/Passive Allocation Suite Portfolios”:
“Each of the Active/Passive Allocation Suite Portfolios (Active/Passive Very Aggressive Portfolio, Active/Passive Aggressive Portfolio, Active/Passive Moderate Portfolio, Active/Passive Balanced Portfolio, and Active/Passive Conservative Portfolio) is managed by the following co-managers, who are responsible for making the allocation decisions across asset categories and among the Underlying Portfolios:
James Fleming, CFA, Portfolio Manager of Mason Street Advisors, co-manages the Portfolios. Mr. Fleming joined Mason Street Advisors in 2008. He also oversees Mason Street Advisors’ derivatives risk management and credit analysis activities. Prior to joining Mason Street Advisors, he was a Vice President and Director of Research for Cleary Gull, a Milwaukee-based Investment Consultant.
Brent G. Schutte, CFA, Chief Investment Officer and Vice President of Mason Street Advisors, co-manages the Portfolios. Mr. Schutte joined Mason Street Advisors in 2021. Mr. Schutte is also Chief Investment Officer of Northwestern Mutual Wealth Management Company (“NMWMC”), an affiliate of Mason Street Advisors, joining NMWMC in 2015.
Garrett D. Aird, CFA, Vice President of Mason Street Advisors, co-manages the Portfolios. Mr. Aird joined Mason Street Advisors in 2021. Mr. Aird is also Vice President – Investment Management & Research of NMWMC. Mr. Aird joined NMWMC in 2007 and serves as Chair of the NMWMC Investment Committee.
Kevin Barberio, CFA, Senior Research & Portfolio Analyst of Mason Street Advisors, co-manages the Portfolios. Mr. Barberio joined Mason Street Advisors in 2021. He is also the lead trader for the Portfolios and supports the research and oversight of Mason Street Advisors’ sub-advised portfolios. Prior to joining Mason Street Advisors, he was an Investment Analyst for Bechtel Corporation.”
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.
Supplement Dated October 15, 2026 to the
Statement of Additional Information Dated May 1, 2026, as previously supplemented
The following information supplements the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2026. You should read this Supplement together with the SAI.
Portfolio Managers Update – Active/Passive Very Aggressive Portfolio, Active/Passive Aggressive Portfolio, Active/Passive Moderate Portfolio, Active/Passive Balanced Portfolio, Active/Passive Conservative Portfolio
Rodney Schmucker, Senior Research & Portfolio Analyst of Mason Street Advisors and Vice President – Investments of the Fund, has announced his plans to retire. As a result, he will no longer serve as a portfolio manager for the Active/Passive Very Aggressive, Active/Passive Aggressive, Active/Passive Moderate, Active/Passive Balanced, and Active/Passive Conservative Portfolios (the “Portfolios”) effective December 31, 2026. In addition, Kevin Barberio will join James Fleming, Brent G. Schutte, and Garrett D. Aird as a portfolio manager of the Portfolios. Accordingly, the following revisions are made effective January 1, 2027.
The “Directors and Officers” table found in Appendix B beginning on page B-85 is amended to remove the row relating to Mr. Schmucker.
The “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-95 is amended to remove the row relating to Mr. Schmucker and add the following information for Mr. Barberio (such information is as of October 2, 2026).
Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kevin Barberio	Active/Passive Very Aggressive Portfolio Active/Passive Aggressive Portfolio Active/Passive Moderate Portfolio Active Passive Balanced Portfolio Active/Passive Conservative Portfolio	No other registered investment companies	No other pooled investment vehicles	No other accounts

As of October 2, 2026, Mr. Barberio did not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Active/Passive Very Aggressive, Active/Passive Aggressive, Active/Passive Moderate, Active/Passive Balanced, and Active/Passive Conservative Portfolios.
Please retain this Supplement for future reference.